N-2	Jan. 12, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002071525
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-287835
Investment Company Act File Number	811-24096
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Pre-IPO and Growth Fund
Entity Address, Address Line One	2187 Atlantic St.
Entity Address, Address Line Two	Suite 604
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203.618.3700
Local Phone Number	618.3700
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	F Shares	S Shares	D Shares
Sales Load (maximum as a percentage of offering price)	0.00%	0.00%	4.00%
Dividend Reinvestment and Cash Purchase Plan Fees	0.00%	0.00%	0.00%
Maximum early withdrawal charge* (as a percentage of amount repurchased in less than one year)	2.00%	2.00%	2.00%

*	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but an early withdrawal charge of 2.00% may be imposed on certain repurchases by the Fund made within one year of purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of net assets attributable to shares)	F Shares	S Shares	D Shares
Management Fees	1.95%	1.95%	1.95%
Interest Payments on Borrowed Funds	0.00%	0.00%	0.00%
Other Expenses (1)	0.47%	0.47%	0.47%
Shareholder Service Fees (maximum)	0.00%	0.10%	0.25%
Distribution Fees	0.00%	0.00%	0.75%
Acquired Fund Fees and Expenses(2)	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	2.85%	2.95%	3.85%

(1)	Estimated for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Pooled Investment Vehicle in which the Fund invests (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). Accordingly, the Fund will ultimately bear the organizational and offering costs. For more information about the Limitation Agreement, please see “Management – Investment Adviser” below.
(2)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in a Pooled Investment Vehicle. Fees and expenses of Pooled Investment Vehicles are based on the Pooled Investment Vehicles’ historic fees and expenses. Generally, fees payable to an investment manager of a Pooled Investment Vehicle are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in the applicable Pooled Investment Vehicle. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Pooled Investment Vehicle’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Pooled Investment Vehicles held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Expense Example. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
F Shares	$29	$88	$150	$318
S Shares	$30	$91	$155	$327
D Shares	$79	$158	$238	$448

This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that: (1) you invest $1,000 in the Fund; (2) your investment has a 5% return each year; (3) operating expenses and net expenses remain as stated in the previous table; and (4) all income dividends and capital gains distributions are reinvested in additional Shares at the NAV per Share. The one-year example is based on net operating expenses, which reflect waived fees and/or expenses reimbursed by the Fund’s Adviser. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Basis of Transaction Fees, Note [Text Block]	maximum as a percentage of offering price
Acquired Fund Fees and Expenses, Note [Text Block]	“Other Expenses” do not include any fees or expenses charged by a Pooled Investment Vehicle in which the Fund invests (which are reflected separately under “Acquired Fund Fees and Expenses”).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation.

An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

The Fund’s investment objective is not fundamental and may be changed by the Board.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its assets (the “80% Policy”) in “Pre-IPO” and “Growth” securities, as each of the foregoing terms is defined below.

The Fund defines Pre-IPO securities as: (i) securities of late-stage companies that do not have a class of securities listed on an “exchange” as such term is defined under the 1934 Act, and have achieved significant positive revenues (each, a “Private Company”), provided that in the event that the issuer of such a security conducts an initial public offering following the Fund’s investment, such security shall remain a Pre-IPO security for the duration of any “lock-up” or contractual restriction on disposal applicable to such security, plus an additional 12 months; (ii) securities of private equity funds, late-stage venture capital funds, and other funds or special purpose vehicles (“SPVs”) that invest primarily in such Private Companies, as defined above, and rely on exclusions from the 1940 Act under Section 3(c)(1) or 3(c)(7) thereof and/or Regulation D under the Securities Act of 1933 (the “Securities Act”) (collectively “Private Funds”); and (iii) securities of special purpose acquisition vehicles (“SPACs”), (together with Private Funds and SPACs “Pooled Investment Vehicles”). Late-stage private companies are established businesses that have established the viability of their business concept, achieved significant revenue, and are nearing a liquidity event like an IPO or acquisition. Such companies have typically moved beyond the early stages of development (e.g., Series A through Series C in venture capital) and are focused on scaling operations, expanding market reach, and potentially diversifying product lines in advance of a potential exit.

Pre-IPO Securities refer to securities issued by privately held growth-stage companies that the Adviser reasonably believes are likely to undergo a liquidity event—such as an initial public offering (IPO), acquisition, or merger - within three years. Pre-IPO Securities includes common equity, preferred equity, and convertible securities.

A private company is approaching an IPO or other liquidity event when the Adviser determines that, after communicating with various market and industry participants and evaluating other key indicators as part of its due diligence process, a company is likely to experience a liquidity event during the next three-year period. While there is no assurance that such companies will achieve liquidity events within the Adviser’s anticipated time frames, potential indicators the Adviser will consider include: recent funding rounds that include participation from crossover and public equity market investment firms; the hiring of public-company-experienced C-suite executives (e.g., CFOs, General Counsel); and the engagement of underwriters.

The Fund defines “Growth” securities as those issued by companies represented in an appropriate growth-oriented index maintained by a third party, presently the MSCI ACWI IMI Growth Index or the Nasdaq Composite Index (the “Growth Indices”). For purposes of this definition, companies which have recently been listed on a stock exchange but have not yet been added to one of the Growth Indices will be defined as “Growth” companies for a period of 12 months.

Over the long term, the Adviser expects to invest primarily in Pre-IPO securities through direct investments and via Private Funds but may invest a larger portion of the Fund’s assets in Growth securities to generate liquidity or when attractive investments in Pre-IPO securities are not available.

As a result of the Adviser’s due diligence and selection process, the Adviser expects that the companies in which the Fund will directly or indirectly invest will continue to demonstrate rapid growth and significant potential valuation upside. See “Investment Selection Process.” The Fund may invest directly or co-invest with others in an SPV. These companies are often operating within high growth sectors such as technology, communications, defense, fintech, life sciences and alternative energy.

Typically, the pre-IPO securities in which the Fund invests will contractually require that, during the six-month period following their initial public offerings, certain investors (including early investors, like the Fund) are prohibited from: (i) offering, pledging, selling, or otherwise transferring their shares; (ii) engaging in any short sale or hedging transaction with respect to their shares; or (iii) entering into any swap or other arrangement that transfers the economic risk of ownership of their shares. After such a Fund investment completes its IPO, the Fund will consider the now-publicly-traded security a “Growth” security for a period of 12 months, after which the Fund will reconsider whether the security continues to be a Growth security (i.e., by determining whether it falls within the growth-oriented indices noted in the prospectus) in determining whether to hold or sell such security.

Pooled Investment Vehicles

As described above, the Fund may also invest a portion of its assets in private equity funds, late-stage venture capital funds, and other funds that invest primarily in Private Companies and rely on exclusions from the 1940 Act under section 3(c)(1) or 3(c)(7) to gain diversified exposure to Private Companies or to obtain co-investment opportunities from Private Fund managers. The Fund may also invest in Private Companies directly. Such investments generally will count towards the Fund’s investments in Pre-IPO securities, as defined above.

Special Purpose Vehicles

A significant portion of the Fund’s investments may be held through SPVs. SPVs are vehicles organized by the Adviser or by third-party managers that are designed to provide the Fund and other accredited investors access to securities of a private company, which are typically offered through a private offering of securities exempt from registration pursuant to Regulation D under the 1933 Act. The types of third-party SPVs in which the Fund may invest may charge upfront broker fees as well as management fees and carry (however, the Fund also anticipates that many of the SPVs in which the Fund may invest will charge no ongoing management fees). Third-party managers (who may be affiliates of venture capital firms or private fund managers) that form SPVs source investment opportunities through relationships they have with other market participants, which may include shareholders of private companies. All members of an SPV have limited rights, which are documented in the applicable governing documents of the SPV, subject to the terms of any side letters entered into between an investor and the manager of the SPV. The Fund may invest in a newly-formed SPV or, in certain circumstances, may acquire the interests of an existing investor in an SPV. Members of SPVs generally pay fees to cover operating and offering-related costs. The value of an SPV investment generally equals the fair value of its underlying securities, after discounting to take into account any fees paid to the SPV. Therefore, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Investments in SPVs are common in the venture capital industry and are an efficient way to pool capital with other investors in order to invest in a single issuer through the ownership of interests in the SPV. The Fund may also invest in SPVs created by the Adviser. Unlike third-party SPVs, SPVs created by the Adviser will charge no management fees to the Fund, nor will the Adviser receive any compensation for managing the SPVs.

Investment Selection Process

Investment Process Overview. It is the responsibility of the Adviser to: (1) identify the Pre-IPO and Growth securities in which the Fund will invest; and (2) determine the percentage of Fund assets to be allocated to each of the foregoing investment categories. The due diligence process is driven by members of the investment team, who meet regularly to review, prioritize, and analyze investment opportunities.

The investment process begins with portfolio planning, which is designed to provide a framework for the Fund’s long-term allocation across various dimensions of the global Pre-IPO and Growth markets, such as: (i) the form of investment, whether direct or via a Pooled Investment Vehicle; (ii) sector allocations, including but not limited to technology, life sciences, aerospace, and energy; and (iii) geographic allocations including investments focused in North America, Europe, Asia and/or emerging markets.

The second step of the investment process is investment selection. The Adviser seeks to invest the Fund’s capital within the aforementioned framework in what the Adviser believes are the highest-quality investments available. Opportunities are typically sourced through a network of existing relationships with public and private equity managers and other investors across the globe and subsequently evaluated individually by the Adviser’s investment professionals using a structured selection process. See “Investment Due Diligence and Selection. As investment opportunities are analyzed, the Adviser evaluates such opportunities in relation to historical benchmarks, current information from the Adviser’s existing public and private equity portfolios, and against each other. This comparative analysis provides insight into the specific investments that offer the greatest value at different points in time in the various segments of the Pre-IPO and Growth markets.

Investment Due Diligence and Selection. The Adviser follows a structured process to source, evaluate, select and monitor investments for the Fund. The Adviser’s investment professionals are involved throughout the process and draw on their significant investment experience, resources and market insights. The Adviser’s investment committee is responsible for the portfolio plan and for final investment decisions.

●	Deal sourcing. The Adviser typically identifies prospective investments from multiple sources, the most important of which is a global network of relationships across the public and private equity industry. Built through the investment activities of the Adviser’s investment team, this network has a track record of generating high volumes of investment opportunities. In particular, the Adviser believes the scope of its portfolio management team’s investment activities provides a competitive advantage for deal generation, enabling it to access attractive opportunities in local markets around the world. The Fund will principally invest in companies located in the United States. The Fund may also have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including, but not limited to, emerging market countries. The Fund defines emerging market countries generally to include every nation in the world except developed countries; that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

●	Pre-selection. The initial screening process for investment opportunities is typically based on a confidential information memorandum or an introductory meeting. The Adviser evaluates investment opportunities that may advance the Fund’s investment strategy in detail.

●	Due diligence. The Adviser’s due diligence process involves a detailed analysis of various aspects of each opportunity, including both qualitative and quantitative assessments. Various tools and databases are used to better understand market trends, potential return scenarios and/or the historical or anticipated sources of value creation for an investment. Evaluations are generally based on information such as industry dynamics, competitive positioning, financial analysis, comparable analysis, interviews with key personnel, on-site visits, reference calls, third-party consultant reports and/or track record analysis. The Adviser will assess management capability and depth, review financial models and assumptions, and evaluate projected returns.

●	Legal and operational assessment. In conjunction with the due diligence process, the tax treatment, legal terms and operations of the investment opportunity are considered. Based on this analysis and the findings of external professional advisers, the Adviser’s internal legal, operational and investment teams seek to negotiate the terms and conditions of the investment. After resolving all open issues and negotiating terms, a final investment recommendation is prepared for approval by the investment committee.

●	Portfolio risk monitoring. Post-investment, the Adviser seeks to monitor the Fund’s portfolio through regular interaction with the companies and, where relevant, the public and private equity sponsors represented in the portfolio. This interaction facilitates ongoing portfolio analysis and a proactive approach to addressing any new opportunities or issues that may arise.

Disposal of Investments. The Adviser regularly monitors the performance of the Fund’s investments. The Adviser will decrease or eliminate Fund’s exposure to an investment due to: (1) the identification of a new investment opportunity; (2) a change in an investment’s strategy or economic environment; (3) poor performance; or (4) excessive growth of an investment or to otherwise diversify the Fund’s portfolio.

Since investments in Private Companies or Pooled Investment Vehicles are generally illiquid and may only be redeemed at certain times, changes to the Fund’s allocation to such investments will generally be made when additional investment proceeds are received by the Fund or when selecting investments to liquidate to fund the repurchase of Shares, which shall be offered on a quarterly basis to provide limited liquidity to shareholders. The Adviser also takes into account liquidation fees that may be imposed by the issuer of a security in which the Fund is invested when implementing changes to portfolio asset allocations. Generally, in order to avoid and/or limit the generation of these liquidation penalties, the Adviser expects to implement allocation adjustments upon receipt of additional investment proceeds by the Fund and/or by first liquidating interests in Pooled Investment Vehicles that are no longer subject to liquidation fees (i.e., interests held by the Fund beyond the lock-up/gate periods).

Investment Limitations

The Adviser will not invest more than 25% of the Fund’s assets in the securities of any one issuer (measured at the time of investment). The Fund may purchase non-voting securities of Pooled Investment Vehicles.

As a general matter, the issuers of securities in which the Fund may invest may only provide their investors with an ability to vote under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of issuers are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a particular security. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its shareholders from investing in non-voting securities.

The Adviser will not waive voting rights related to Public Companies.

Cash and Cash Equivalents

The Fund may invest in cash and cash equivalents such as high-quality, short-term debt securities and money market funds pending investments in Pre-IPO or Growth securities and to: (1) satisfy quarterly offers to repurchase Fund Shares; and (2) pay fees and expenses.

The Fund may not achieve its investment objective when holding cash and cash equivalents.

Co-Investments

The Adviser intends to submit an application to the SEC for an exemptive order that will allow the Fund to co-invest with certain affiliated entities in transactions originated by the Fund, the Adviser, or their respective affiliates. If issued, the exemptive order will be subject to the satisfaction of certain conditions to allow investment in certain private placement transactions, alongside other funds managed by the Adviser or its affiliates, and any future funds that are advised by affiliated investment advisers. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and their respective officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of such affiliates in a manner that deemed necessary and appropriate. There can be no assurance that the SEC will issue such an exemptive order.

Fundamental Policies

The Fund’s fundamental policies, listed below, cannot be changed without the vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the vote, at a meeting of shareholders, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

The Fund:

(i)	May borrow money or issue any senior security, to the extent permitted under the 1940 Act, and, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(ii)	Will not invest more than 25% of the value of its total assets in the securities of a single industry other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt securities of governments or their political subdivisions will not be considered to represent an industry.

(iii)	Will not act as underwriter of securities of other issuers, except to the extent that it may be deemed to be an underwriter under the federal securities laws when disposing securities it owns or when selling its own shares.

(iv)	Will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may: (a) invest in securities (1) directly or indirectly secured by real estate or interests therein; (2) of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and real estate operating companies; or (3) issued by Pooled Investment Vehicles that invest in real estate or interests therein; and (b) acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such other assets.

(v)	Will not make loans to other persons, except that the acquisition of debt and other credit securities of all types or any similar instruments shall not be deemed to be the making of a loan. And except further that the Fund may lend its portfolio securities and enter into repurchase agreements, dollar rolls and similar transactions consistent with applicable law.

(vi)	Will not purchase or sell physical commodities and commodity contracts, except that the Fund may: (a) enter into futures contracts and options thereon in accordance with applicable law; and (b) purchase and sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index, currency, and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy. For purposes of this investment restriction, the Fund will not be prohibited from investing in Pooled Investment Vehicles which, in turn, invest, in commodities and commodity contracts.

(vii)	The Fund will make quarterly repurchase offers for no less than for 5% of the shares outstanding at net asset value (“NAV”) consistent with Rule 23c-3 under the 1940 Act.

Risk Factors [Table Text Block]

PRINCIPAL RISKS

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of its investments does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below.

In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risk factors prior to acquiring Fund Shares.

The principal risks of the Fund may adversely affect the Fund’s performance.

The order in which the principal risks referenced below are presented may not be representative of the level of the Fund’s exposure to any of these risks.

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Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). Historically, these pandemic risks contributed to increased volatility, severe losses and liquidity constraints in many markets, and a future pandemic could adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russian and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Adviser otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russia-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as the COVID-19 pandemic or issues stemming from the Russia-Ukraine conflict. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

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Initial Public Offerings (“IPO”) Risk

It is expected that many of the Fund’s investment issuers will conduct an IPO. IPOs may be more volatile than other securities. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in what become IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The Fund may be subject to restrictions on the timing of selling its investments in what became IPO shares.

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Development Risk

Successful development of new or expansion projects for companies in which the Fund invests may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance, project feasibility assessment and dealings with and reliance on third- party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in a lower-than-expected returns to the Fund.

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Illiquid Investments Risk

The Fund will invest in highly illiquid investments. The Fund does not expect to be able to transfer, or otherwise withdraw from, many of its investments. In addition, the investments of the Fund generally will be investments for which no liquid market exists, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Similarly, the Pooled Investment Vehicles in which the Fund invests, themselves, may face reduced opportunities to exit and realize value from their investments, including without limitation in the event of a general market downturn or a specific market dislocation. As a consequence, the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale, which would negatively impact the NAV per Share.

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Equity Securities Risk

The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The equity securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the equity securities of smaller companies at an acceptable price, especially during periods of market volatility.

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Foreign Investment Risk

Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social, political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions and may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S.

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Emerging Markets Risk

The Fund may invest in so-called “emerging markets” countries, either directly (e.g., through investments in Private Companies) or indirectly (e.g., through investments in Pooled Investment Vehicles). The Fund defines emerging market countries generally to include every nation in the world except developed countries; that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property such as less stringent requirements regarding accounting, auditing, financial reporting and record keeping. The Fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States.

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Currency Risk

Securities denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies.

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Pooled Investment Vehicle Risk

The Fund’s investment in Pooled Investment Vehicles subjects shareholders to the following investment risks and may result in a decline in the value of the Pooled Investment Vehicle. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in Pooled Investment Vehicles, to any of these risks.

Borrowing Risk. The rights of creditors to the assets of a debtor are senior to those of equity investors. As a creditor, a third-party lender would have a first priority claim on any cash and assets held by a Pooled Investment Vehicle. To the extent the Fund is an equity investor in a Pooled Investment Vehicle, any Fund claims are inferior to those of debt holders, if any.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Pooled Investment Vehicle may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. The issuer of a convertible security may force a Pooled Investment Vehicle to convert the convertible securities before it would otherwise choose to do so, which may decrease the Pooled Investment Vehicle’s return.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. The success of hedging transactions is dependent on a Pooled Investment Vehicle manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by such Pooled Investment Vehicle. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit a Pooled Investment Vehicle’s losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer.

Leverage Risk. The use of leverage by a Pooled Investment Vehicle can substantially increase the adverse impact of the risks of investing in the Pooled Investment Vehicle and can result in substantial losses to the Pooled Investment Vehicle. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Pooled Investment Vehicle’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

Liquidity Risk. A Pooled Investment Vehicle may invest a portion of the value of its total assets in restricted securities (i.e., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities.

Private Funds Risk. The Private Funds in which the Fund may invest are typically exempt from registration under the 1940 Act and offered in private placement transactions. Such Private Funds are not subject to certain investment restrictions imposed by the 1940 Act and therefore certain investment instruments and techniques that a Private Fund may use are speculative and involve a high degree of risk. Because of the speculative nature of their investments and trading strategies, a Private Fund may suffer a significant or complete loss of its invested capital in one or more such investments. The Fund would also bear fees and expenses charged by a Private Fund in which the Fund held an interest, which may include incentive fees or a performance allocation in addition to the Fund’s direct expenses. In addition, interests in any Private Fund are typically considered illiquid and even where such fund provides quarterly liquidity, the Fund may be subject to an initial lock-up period or other fees to obtain liquidity. The Fund is subject to all risks associated with the private equity funds, late-stage venture capital funds, or other Private Funds in which it may invest. An investment in a Private Fund may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of the Private Fund.

Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period. Secondary investments may play an important role in a diversified private equity portfolio. Because secondaries typically already have invested in portfolio companies, they are viewed as more mature investments than primaries and further along in their development pattern. As a result, their investment returns may not exhibit the downside of the J-curve pattern expected to be achieved by primaries in their early stages. In addition, secondaries typically provide earlier distributions than primaries. Past performance is not indicative of future results. There can be no assurance, however, that any or all secondary investments made by the Fund will exhibit this pattern of investment development.

SPAC Risk. Unless and until a target company transaction is completed, a SPAC in which the Fund may invest will generally invest its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent such SPAC is invested in cash or similar securities, such investment may impact the Fund’s ability to meet its investment objective. If a transaction that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. The SPAC industry has recently received heightened regulatory scrutiny, in particular from the SEC, and it is possible that SPACs may become subject to different or heightened rules or requirements that could have a material adverse effect on SPACs.

SPV Risk. The Fund may invest in portfolio companies indirectly through investments in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist.

For SPVs managed by third-party advisers, the Fund, as a holder of securities issued by an SPV, will bear its pro rata portion of such an SPV’s fees and expenses. The fees paid to invest in such an SPV may be higher than if the Fund invested in the single underlying company directly. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Investments in SPVs are generally illiquid; accordingly, when investing in an SPV managed by an unaffiliated manager, the Adviser will not have any control over the management of the SPV. In addition, the Fund’s investments in SPVs may be subject to investment lock-up periods or other transfer restrictions and may require the approval of an external manager to transfer its interests or to obtain stock following an IPO. As such, the Fund may not be able to withdraw or transfer its investment at a desirable time. Even if the Fund is able to withdraw from an SPV, it may take a considerable amount of time for the SPV to redeem or liquidate the Fund’s position. An SPV’s withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in SPVs that are poorly performing or have otherwise had adverse changes. Neither the Adviser nor the Fund have control over the timing of cash or stock distributions from external managers. The Fund will have no direct claims against any portfolio company held by a third-party SPV.

SPVs may also present valuation and transparency challenges. For SPVs managed by unaffiliated entities, the Fund may have little transparency regarding the SPV’s financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner. For information about the value of the Fund’s investment in an SPV managed by an unaffiliated entity, the Adviser will be dependent on information provided by the manager of the SPV, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s investments. The Adviser’s due diligence efforts also may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to an unaffiliated SPV manager. The Fund will have no individual right to receive information about the SPVs or their managers, will not be a stockholder in the SPVs, and will have no direct standing for legal recourse against the SPVs, their managers, or any of their respective affiliates

Turnover Risk. The turnover rate within a Pooled Investment Vehicle may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Pooled Investment Vehicle in which it invests.

Venture Capital Fund Risk. The Fund may invest directly in late-stage venture capital funds, which themselves invest primarily in Private Companies. Venture capital is a type of equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. Because investing in Private Companies carries a higher degree of risk than investments in public companies, including the risk that a Private Company will fail, the returns of such venture capital funds are generally subject to greater volatility than the returns of funds which invest in more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies.

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Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

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Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase shares of the Fund and such shares are subject to substantial restrictions on transferability. There is currently no market for shares of the Fund, and it is not contemplated that one will develop.

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Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and for other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. For example, the Fund may purchase certain securities while another account is selling the same or similar securities due to varying investment strategies. Also, the Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees.

●	Loss of Investment Risk An investment in the Fund is subject to loss, including the possible loss of the entire amount invested.

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Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the entities in which it invests. Future regulatory changes, including those relating to the regulation of private equity funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Pooled Investment Vehicles in which it may invest. Limitations on the investment activities of the Fund and such Pooled Investment Vehicles may result in the inability of the Fund to pursue its investment objective and strategies.

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Lack of Control

The Fund may indirectly make binding commitments to Pooled Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Pooled Investment Vehicles. The Fund also generally will not have control over any of such Pooled Investment Vehicles’ underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

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Small and Medium Capitalization Risk

The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. Securities of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Micro Capitalization Risk

Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

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Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment, and can bear the financial risks of the investment, including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

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Repurchase Policy Risk

The Fund has adopted a policy to extend quarterly repurchase offers. Such quarterly repurchases by the Fund will typically be funded from borrowing proceeds, available cash, or sales of portfolio securities. However, the Fund may experience periods of repurchases that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Repurchase risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, repurchase risk is heightened during periods of overall market turmoil. The repurchase by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Repurchase risk is further heightened in situations where Pooled Investment Vehicles in which the Fund is invested impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in such Pooled Investment Vehicle expeditiously.

●	Leverage Risk – The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund's assessment of market conditions and the investment environment. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and would significantly magnify the Fund's losses in the event of underperformance of the Fund's underlying investments.

Use of leverage creates an opportunity for increased return for shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Fund's shares. Increases and decreases in the value of the Fund's portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise or fall. As a result, leverage may cause greater changes in the Fund's NAV, which will be borne entirely by the Fund's shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed. The Fund may be subject to investment restrictions of one or more nationally recognized statistical rating organizations and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser in managing the Fund's portfolio in accordance with its investment objective and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund's investment returns. In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board and shareholders to change fundamental investment policies.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne entirely by the Fund and, in turn, the shareholders and consequently will result in a reduction of the NAV of the shares. To monitor this issue, the Board intends to periodically review the Fund's use of leverage, including its impact on Fund performance. See "Conflicts of Interest."

The Fund's use of leverage could create the opportunity for a higher return for shareholders but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful.

The Fund may continue to use leverage if the benefits to the Fund's shareholders of maintaining the leveraged position are believed to outweigh the risks above.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	A shareholder will be entitled to one vote for each Share on any matter on which such shareholder is entitled to vote. A shareholder of a Class will be entitled to a proportionate fractional vote for each fractional Share of such Class thereof on any matter on which such shareholder is entitled to vote.
Outstanding Securities [Table Text Block]

Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Registrant for its Account	Amount Outstanding as of December 30, 2025
F Shares	Unlimited	0	10,000
S Shares	Unlimited	0	0
D Shares	Unlimited	0	0

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). Historically, these pandemic risks contributed to increased volatility, severe losses and liquidity constraints in many markets, and a future pandemic could adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russian and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Adviser otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russia-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as the COVID-19 pandemic or issues stemming from the Russia-Ukraine conflict. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

Initial Public Offerings (“IPO”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Initial Public Offerings (“IPO”) Risk

It is expected that many of the Fund’s investment issuers will conduct an IPO. IPOs may be more volatile than other securities. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in what become IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The Fund may be subject to restrictions on the timing of selling its investments in what became IPO shares.

Development Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Development Risk

Successful development of new or expansion projects for companies in which the Fund invests may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance, project feasibility assessment and dealings with and reliance on third- party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in a lower-than-expected returns to the Fund.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Illiquid Investments Risk

The Fund will invest in highly illiquid investments. The Fund does not expect to be able to transfer, or otherwise withdraw from, many of its investments. In addition, the investments of the Fund generally will be investments for which no liquid market exists, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Similarly, the Pooled Investment Vehicles in which the Fund invests, themselves, may face reduced opportunities to exit and realize value from their investments, including without limitation in the event of a general market downturn or a specific market dislocation. As a consequence, the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale, which would negatively impact the NAV per Share.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Equity Securities Risk

The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The equity securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the equity securities of smaller companies at an acceptable price, especially during periods of market volatility.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Foreign Investment Risk

Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social, political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions and may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Emerging Markets Risk

The Fund may invest in so-called “emerging markets” countries, either directly (e.g., through investments in Private Companies) or indirectly (e.g., through investments in Pooled Investment Vehicles). The Fund defines emerging market countries generally to include every nation in the world except developed countries; that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property such as less stringent requirements regarding accounting, auditing, financial reporting and record keeping. The Fund may be limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Currency Risk

Securities denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies.

Pooled Investment Vehicle Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Pooled Investment Vehicle Risk

The Fund’s investment in Pooled Investment Vehicles subjects shareholders to the following investment risks and may result in a decline in the value of the Pooled Investment Vehicle. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in Pooled Investment Vehicles, to any of these risks.

Borrowing Risk. The rights of creditors to the assets of a debtor are senior to those of equity investors. As a creditor, a third-party lender would have a first priority claim on any cash and assets held by a Pooled Investment Vehicle. To the extent the Fund is an equity investor in a Pooled Investment Vehicle, any Fund claims are inferior to those of debt holders, if any.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Pooled Investment Vehicle may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. The issuer of a convertible security may force a Pooled Investment Vehicle to convert the convertible securities before it would otherwise choose to do so, which may decrease the Pooled Investment Vehicle’s return.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. The success of hedging transactions is dependent on a Pooled Investment Vehicle manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by such Pooled Investment Vehicle. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit a Pooled Investment Vehicle’s losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer.

Leverage Risk. The use of leverage by a Pooled Investment Vehicle can substantially increase the adverse impact of the risks of investing in the Pooled Investment Vehicle and can result in substantial losses to the Pooled Investment Vehicle. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Pooled Investment Vehicle’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

Liquidity Risk. A Pooled Investment Vehicle may invest a portion of the value of its total assets in restricted securities (i.e., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities.

Private Funds Risk. The Private Funds in which the Fund may invest are typically exempt from registration under the 1940 Act and offered in private placement transactions. Such Private Funds are not subject to certain investment restrictions imposed by the 1940 Act and therefore certain investment instruments and techniques that a Private Fund may use are speculative and involve a high degree of risk. Because of the speculative nature of their investments and trading strategies, a Private Fund may suffer a significant or complete loss of its invested capital in one or more such investments. The Fund would also bear fees and expenses charged by a Private Fund in which the Fund held an interest, which may include incentive fees or a performance allocation in addition to the Fund’s direct expenses. In addition, interests in any Private Fund are typically considered illiquid and even where such fund provides quarterly liquidity, the Fund may be subject to an initial lock-up period or other fees to obtain liquidity. The Fund is subject to all risks associated with the private equity funds, late-stage venture capital funds, or other Private Funds in which it may invest. An investment in a Private Fund may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of the Private Fund.

Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period. Secondary investments may play an important role in a diversified private equity portfolio. Because secondaries typically already have invested in portfolio companies, they are viewed as more mature investments than primaries and further along in their development pattern. As a result, their investment returns may not exhibit the downside of the J-curve pattern expected to be achieved by primaries in their early stages. In addition, secondaries typically provide earlier distributions than primaries. Past performance is not indicative of future results. There can be no assurance, however, that any or all secondary investments made by the Fund will exhibit this pattern of investment development.

SPAC Risk. Unless and until a target company transaction is completed, a SPAC in which the Fund may invest will generally invest its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent such SPAC is invested in cash or similar securities, such investment may impact the Fund’s ability to meet its investment objective. If a transaction that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. The SPAC industry has recently received heightened regulatory scrutiny, in particular from the SEC, and it is possible that SPACs may become subject to different or heightened rules or requirements that could have a material adverse effect on SPACs.

SPV Risk. The Fund may invest in portfolio companies indirectly through investments in SPVs. Investors should be aware that the use of SPVs introduces additional layers of structural complexity, and additional risks related to liquidity, transparency, and valuation may exist.

For SPVs managed by third-party advisers, the Fund, as a holder of securities issued by an SPV, will bear its pro rata portion of such an SPV’s fees and expenses. The fees paid to invest in such an SPV may be higher than if the Fund invested in the single underlying company directly. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Investments in SPVs are generally illiquid; accordingly, when investing in an SPV managed by an unaffiliated manager, the Adviser will not have any control over the management of the SPV. In addition, the Fund’s investments in SPVs may be subject to investment lock-up periods or other transfer restrictions and may require the approval of an external manager to transfer its interests or to obtain stock following an IPO. As such, the Fund may not be able to withdraw or transfer its investment at a desirable time. Even if the Fund is able to withdraw from an SPV, it may take a considerable amount of time for the SPV to redeem or liquidate the Fund’s position. An SPV’s withdrawal limitations may also restrict the Adviser’s ability to reallocate or terminate investments in SPVs that are poorly performing or have otherwise had adverse changes. Neither the Adviser nor the Fund have control over the timing of cash or stock distributions from external managers. The Fund will have no direct claims against any portfolio company held by a third-party SPV.

SPVs may also present valuation and transparency challenges. For SPVs managed by unaffiliated entities, the Fund may have little transparency regarding the SPV’s financial position or holdings. Information provided by the SPV may be minimal, and may not be provided in a timely manner. For information about the value of the Fund’s investment in an SPV managed by an unaffiliated entity, the Adviser will be dependent on information provided by the manager of the SPV, including unaudited financial statements, which, if inaccurate, could adversely affect the Adviser’s ability to accurately value the Fund’s investments. The Adviser’s due diligence efforts also may not necessarily detect fraud, malfeasance, inadequate back-office systems, or other flaws or problems with respect to an unaffiliated SPV manager. The Fund will have no individual right to receive information about the SPVs or their managers, will not be a stockholder in the SPVs, and will have no direct standing for legal recourse against the SPVs, their managers, or any of their respective affiliates

Turnover Risk. The turnover rate within a Pooled Investment Vehicle may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Pooled Investment Vehicle in which it invests.

Venture Capital Fund Risk. The Fund may invest directly in late-stage venture capital funds, which themselves invest primarily in Private Companies. Venture capital is a type of equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. Because investing in Private Companies carries a higher degree of risk than investments in public companies, including the risk that a Private Company will fail, the returns of such venture capital funds are generally subject to greater volatility than the returns of funds which invest in more established publicly traded companies. As a result, the Fund’s returns also may experience greater volatility than a direct or indirect investment in more established public companies.

PIPE Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase shares of the Fund and such shares are subject to substantial restrictions on transferability. There is currently no market for shares of the Fund, and it is not contemplated that one will develop.

Conflict of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and for other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. For example, the Fund may purchase certain securities while another account is selling the same or similar securities due to varying investment strategies. Also, the Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees.

Loss of Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Loss of Investment Risk An investment in the Fund is subject to loss, including the possible loss of the entire amount invested.

Legal and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the entities in which it invests. Future regulatory changes, including those relating to the regulation of private equity funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Pooled Investment Vehicles in which it may invest. Limitations on the investment activities of the Fund and such Pooled Investment Vehicles may result in the inability of the Fund to pursue its investment objective and strategies.

Lack of Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Lack of Control

The Fund may indirectly make binding commitments to Pooled Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Pooled Investment Vehicles. The Fund also generally will not have control over any of such Pooled Investment Vehicles’ underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Small and Medium Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Small and Medium Capitalization Risk

The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. Securities of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Micro Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Micro Capitalization Risk

Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment, and can bear the financial risks of the investment, including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Repurchase Policy Risk

The Fund has adopted a policy to extend quarterly repurchase offers. Such quarterly repurchases by the Fund will typically be funded from borrowing proceeds, available cash, or sales of portfolio securities. However, the Fund may experience periods of repurchases that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Repurchase risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, repurchase risk is heightened during periods of overall market turmoil. The repurchase by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Repurchase risk is further heightened in situations where Pooled Investment Vehicles in which the Fund is invested impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in such Pooled Investment Vehicle expeditiously.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Leverage Risk – The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund's assessment of market conditions and the investment environment. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and would significantly magnify the Fund's losses in the event of underperformance of the Fund's underlying investments.

Use of leverage creates an opportunity for increased return for shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the Fund's shares. Increases and decreases in the value of the Fund's portfolio will be magnified if the Fund uses leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise or fall. As a result, leverage may cause greater changes in the Fund's NAV, which will be borne entirely by the Fund's shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed. The Fund may be subject to investment restrictions of one or more nationally recognized statistical rating organizations and/or credit facility lenders as a result of its use of financial leverage. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser in managing the Fund's portfolio in accordance with its investment objective and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund may not be able to utilize as much leverage as it otherwise could have, which could reduce the Fund's investment returns. In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, will likely impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund's ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board and shareholders to change fundamental investment policies.

The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne entirely by the Fund and, in turn, the shareholders and consequently will result in a reduction of the NAV of the shares. To monitor this issue, the Board intends to periodically review the Fund's use of leverage, including its impact on Fund performance. See "Conflicts of Interest."

The Fund's use of leverage could create the opportunity for a higher return for shareholders but would also result in special risks for shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful.

The Fund may continue to use leverage if the benefits to the Fund's shareholders of maintaining the leveraged position are believed to outweigh the risks above.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	41 South High St.
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	614
Local Phone Number	469-3200
Contact Personnel Name	JoAnn Strasser, Esq.
F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Management Fees [Percent]	1.95%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.43%	[2]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expenses [Percent]	0.47%	[3]
Total Annual Expenses [Percent]	2.85%
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	88
Expense Example, Years 1 to 5	150
Expense Example, Years 1 to 10	$ 318
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Management Fees [Percent]	1.95%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.43%	[2]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.10%
Other Annual Expenses [Percent]	0.47%	[3]
Total Annual Expenses [Percent]	2.95%
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	91
Expense Example, Years 1 to 5	155
Expense Example, Years 1 to 10	$ 327
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	4.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Management Fees [Percent]	1.95%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.43%	[2]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expenses [Percent]	0.47%	[3]
Total Annual Expenses [Percent]	3.85%
Expense Example, Year 01	$ 79
Expense Example, Years 1 to 3	158
Expense Example, Years 1 to 5	238
Expense Example, Years 1 to 10	$ 448
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0

[1]	Investments of $1 million or more are not subject to any sales charge at the time of purchase, but an early withdrawal charge of 2.00% may be imposed on certain repurchases by the Fund made within one year of purchase.
[2]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in a Pooled Investment Vehicle. Fees and expenses of Pooled Investment Vehicles are based on the Pooled Investment Vehicles’ historic fees and expenses. Generally, fees payable to an investment manager of a Pooled Investment Vehicle are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in the applicable Pooled Investment Vehicle. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Pooled Investment Vehicle’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Pooled Investment Vehicles held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
[3]	Estimated for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Pooled Investment Vehicle in which the Fund invests (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). Accordingly, the Fund will ultimately bear the organizational and offering costs. For more information about the Limitation Agreement, please see “Management – Investment Adviser” below.